SHORT-TERM INVESTMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHORT-TERM INVESTMENT
Wealth management products		¥ 470,000	¥ 242,567
Time deposits		300,000	714,803
Total	$ 118,008	¥ 770,000	¥ 957,370